Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
Schedule of capital commitments
	As at December 31, 2019	As at December 31, 2018
Contracted and authorized, in RMB	440,851,273	439,850,378
Contracted and authorized, in USD	63,193,611	64,088,236

Schedule of lease commitments
	As at December 31,
	2019	2018
Within 1 year	80,049	78,532
2-5 years	216,493	220,058
Thereafter	2,044,660	2,151,677
	2,341,202	2,450,267

	As at December 31,
	2019	2018
Within 1 year	72,164	73,353
2-5 years	216,493	220,058
Thereafter	2,044,660	2,151,677
	2,333,318	2,445,087